Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of dollars)	2019	2018
Regulatory assets:
Deferred income tax regulatory asset	1,128	908
Pension benefit regulatory asset	1,125	547
Environmental	141	165
Post-retirement and post-employment benefits	105	—
Post-retirement and post-employment benefits - non-service cost	77	39
Foregone revenue deferral	67	—
Stock-based compensation	42	43
Debt premium	17	22
Distribution system code exemption	—	10
Other	26	29
Total regulatory assets	2,728	1,763
Less: current portion	(52)	(42)
	2,676	1,721

Regulatory liabilities:
Tax rule changes variance	44	5
Distribution rate riders	42	6
Pension cost differential	31	55
Green energy expenditure variance	31	52
Retail settlement variance account	23	39
Earnings sharing mechanism deferral	21	—
External revenue variance	6	26
Deferred income tax regulatory liability	5	86
Post-retirement and post-employment benefits	—	130
Other	9	18
Total regulatory liabilities	212	417
Less: current portion	(45)	(91)
	167	326